FORM N-SAR
                            SEMI-ANNUAL REPORT
                    FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:   /  /  (a)

          or fiscal year ending:  12/31  /98   (b)

Is this a transition report?  (Y/N)  N

Is this an amendment to a previous filing?  (Y/N)  N

Those items or sub-items with a box "/" after the item number should be completed only if the answer ha changed from the previous filing on this form.



1.   A.   Registrant Name:  SEPARATE ACCOUNT VL OF TRANSAMERICA
OCCIDENTAL LIFE INSURANCE CO.

     B.   File Number:  811-4511

     C.   Telephone Number: (213) 741-7709


2.   A.   Street:1150 SOUTH OLIVE STREET

     B.   City:LOS ANGELES           C. State:  CA  D. Zip
Code:90015   Zip Ext:2211

     E.   Foreign Country:                   Foreign Postal Code:


3.   Is   this   the    first    filing    on   this    form   by    Registrant?
     (Y/N)_________________________N

4.   Is   this    the    last    filing    on   this    form   by    Registrant?
     (Y/N)_________________________N

5.   Is   Registrant   a   small    business    investment    company    (SBIC)?
     (Y/N)________________N [If answer is "Y" (Yes) complete only items 89 through 110.]

6.   Is      Registrant      a      unit      investment       trust      (UIT)?
     (Y/N)_____________________________Y  [If answer is "Y" (Yes)  complete only items 111-132.]

7.   A.   Is    Registrant   a   series   or   multiple    portfolio    company?
     (Y/N)________________N
     [If answer is "N" (No), go to item 8.]


     B. How many separate series or portfolios did Registrant have at the end of the period?___________________________N/A



C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1.  USE
THIS SAME
     NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE
SERIES
     INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM.
THIS
     INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                  Is this the
last
Series                                            filing for this
Number                   Series                   series?
-----------------------------------------------------------------
-------------

1                                                 (Y/N)



UNIT INVESTMENT TRUSTS

111. A.   Depositor Name:

     B.   File Number (If any):

     C.   City:                    State:    Zip Code:      Zip
Ext.:

          Foreign Country:                   Foreign Postal Code:


111. A.   Depositor Name:

     B.   File Number (If any):

     C.   City:                    State:    Zip Code:      Zip
Ext.:

          Foreign Country:                   Foreign Postal Code:


112. A.   Sponsor Name:

     B.   File Number (If any):

     C.   City:                    State:    Zip Code:      Zip
Ext.:

          Foreign Country:                   Foreign Postal Code:

112. A.   Sponsor Name:

     B.   File Number (If any):

     C.   City:                    State:    Zip Code:      Zip
Ext.:

          Foreign Country:                   Foreign Postal Code:


113. A.   Trustee Name:

     B.   City:                    State:    Zip Code:      Zip
Ext.:

          Foreign Country:                   Foreign Postal Code:



113. A.   Trustee Name:

     B.   City:                    State:    Zip Code:      Zip
Ext.:

          Foreign Country:                   Foreign Postal Code:


114. A.   Principal Underwriter Name:

     B.   File Number: 8-

     C.   City:                    State:    Zip Code:      Zip
Ext.:

          Foreign Country:                   Foreign Postal Code:


114. A.   Principal Underwriter Name:

     B.   File Number: 8-

     C.   City:                    State:    Zip Code:      Zip
Ext.:

          Foreign Country:                   Foreign Postal Code:

115. A.   Independent Public Account Name:

     B.   City:                    State:    Zip Code:      Zip
Ext.:

          Foreign Country:                   Foreign Postal Code:

115. A.   Independent Public Account Name:

     B.   City:                    State:    Zip Code:      Zip
Ext.:

          Foreign Country:                   Foreign Postal Code:


116. Family of investment companies information:

     A.   Is Registrant part of family of investment companies?
(Y/N)______

     B. Identify the family in 10 letters: (NOTE: In filing this form, use this identification consistently
                for all investment companies in family. This designation
                is for purposes of this form only.)

117. A.   Is Registrant a separate account of an insurance
company (Y/N)

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.   Variable annuity contract?  (Y/N)

     C.   Scheduled premium variable life contracts?  (Y/N)

     D.   Flexible premium variable life contracts?  (Y/N)

     E. Other types of insurance products registered under the Securities
          Act of 1933?  (Y/N)

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of
1933________________


119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period___________

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)_________ $____

121. State the number of series for which a current prospectus was in existence at the end of the period ________ _______

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

123. State the total value of the additional units considered in answering item 122 ($000's omitted)_______ $__________N/A

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
(the value of
     these units is to be measured on the date they were placed in the subsequent series ($000's omitted)______________
$_________________N/A

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)_$____52

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
Registrant's units
     (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)_______N/A
     $------

127. Life opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV)
     in each type of security shown, the aggregate total assets at market value as of a date at or neat the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                        Total          Total
                         Number of           Assets
Distributions
                         Series         ($000's   ($000's
                         Investing      omitted)  omitted)


A.   U.S. Treasury
     direct issue__________                  $         $

B.   U.S. Government
     agency____________                 $         $

C.   State and municipal
     tax-free___________                $         $

D.   Public utility
     debt_____________                       $         $

E.   Brokers or dealers
     debt or debt of
     brokers' or dealers'
     parent_____________                $         $

F.   All other corporate
     intermed. & long-term
     debt_________________                   $         $

G.   All other corporate
     short-term debt________                 $         $

H.   Equity securities of
     brokers or dealers
     or parents of
     brokers or dealers_______               $         $

I.   Investment company
     equity securities________

J.   All other equity
     securities___________                   $         $

K.   Other securities_______                $  $

L.   Total assets of all
     series of
     registrant_________            N/A    $13,315         $1,300

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current
     period insured or guaranteed by an entity other than the issuer? (Y/N)N/A

     [If answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current
     period?  (Y/N) N/A

     [If answer is "N" (No), go to item 131.]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
     insurance or guarantees?  (Y/N) N/A

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $122

132. List the "811 (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-




This report is signed on behalf of the registrant (or depositor or trustee).


City of Los Angeles       State of California

Date:     February 26, 1999




Name of Registrant, Depositor, or Trustee:
Separate Account VL of Transamerica Occidental
        Life Insurance Company






By:       __________________________________
          David M. Goldstein
          Vice President and
          Deputy General Counsel

Witness:  ______________________
                Gina Grusman
                SEC Filing Coordinator










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